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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: Dec 01
                                              --------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:    CF FX, L.L.C.
          ---------------------------------------------
 Address: 30 S. Wacker Dr #2707
          ---------------------------------------------
          Chicago, IL 60606
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number:      028-06493
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:    John Gordon
          ---------------------------------------------
 Title:   Chief Financial Officer
          ---------------------------------------------
 Phone:   (312) 906-7366
          ---------------------------------------------

 Signature, Place, and Date of Signing:
 /s/ John Gordon          Chicago, IL                   2-14-02
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]


                             Form 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:      None
                                         -------------------
 Form 13F Information Table Entry Total: 89
                                         -------------------
 Form 13F Information Table Value Total: $404,377
                                         -------------------
                                            (thousands)

 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

               28-
     ----      ---------------------          ----------------------
     [Repeat as necessary.]


                          FORM 13F INFORMATION TABLE

          COLUMN 1        COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5           COLUMN 6      COLUMN 7          COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
          NAME OF         TITLE OF                VALUE       SHRS OR  SH/ PUT/     INVESTMENT      OTHER        VOTING AUTHORITY
          ISSUER           CLASS       CISIP     (x$1000)     PRN AMT  PRN CALL     DISCRETION     MANAGERS     SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                Name of Issuer     Title or Class      Cusip      Value (000)   Shares/Prin Amnt  Shr/Put/Call Investment Discretion
------------------------------------------------------------------------------------------------------------------------------------
 Advanced Energy                       CONVERT       007973AB6          4,538         4,000,000       PRN               sole
 Agilent Technologies                  CONVERT       00846UAA9          7,104         6,350,000       PRN               sole
 Amer Intl Group                       CONVERT       026874AP2          3,114         5,000,000       PRN               sole
 ANADIGICS                             CONVERT       032515AA6            979         1,000,000       PRN               sole
 APARTMENT INVT & MGMT CO             PREFERRED      03748R705            793            28,400        SH               sole
 ARCHSTONE COMMUNITIES TR             PREFERRED      039583208         12,214           341,000        SH               sole
 ASM LIHOGRAPHY                        CONVERT       00208PAA2          1,718         1,450,000       PRN               sole
 ASML                                  CONVERT       999999999              0               100       PRN               sole
 ASML HOLDING                          CONVERT     USNO7059AC74         2,537         3,000,000       PRN               sole
 AVAYA                                 CONVERT       053499AA7          1,356         2,500,000       PRN               sole
 AVENTIS                               CONVERT     DE0008010497         4,151         4,000,000       PRN               sole
 BCP Finance Bank                      CONVERT     XS0130157919         5,868         6,000,000       PRN               sole
 BELGELEC FIN SA                       CONVERT       993992IU2          4,667         4,258,056       PRN               sole
 BEST BUY COMPANY                      CONVERT       086516AC5          5,166         6,700,000       PRN               sole
 BP Finance                            CONVERT     USG1280QAA25         1,766         1,500,000       PRN               sole
 Brocade                               CONVERT       111621AA6          3,738         3,750,000       PRN               sole
 CALPINE CAPITAL TRUST                PREFERRED      131346207         10,302           163,795        SH               sole
 Calpine Corp                          CONVERT       131347AZ9          3,469         3,000,000       PRN               sole
 CENDANT                               CONVERT       151313AM5          2,135         2,000,000       PRN               sole
 Chesapeake                           PREFERRED      165167404          1,948            37,000        SH               sole
 CIENA CORP                            CONVERT       171779AA9          2,579         4,000,000       PRN               sole
 COMCAST CORP                          CONVERT       200300BH3          3,917         5,000,000       PRN               sole
 Corning                               CONVERT       219350AK1          5,638         5,000,000       PRN               sole
 CUMMINS                              PREFERRED      231029208            635            12,500        SH               sole
 Deutche Bank Alliance                 CONVERT     DE0002694551         8,048         8,000,000       PRN               sole
 E.On                                  CONVERT       990970IC1          6,564         6,500,000       PRN               sole
 ECHOSTAR COMMUNICATIONS               CONVERT       278762AD1          5,378         6,000,000       PRN               sole
 ELIOR                                 CONVERT       993930UQ7            293           378,675       PRN               sole
 ENRON CORP                            CONVERT       293561CD6            133         1,000,000       PRN               sole
 EQUITY RESIDENTIAL PROPS             PREFERRED      29476L883         22,862           714,400        SH               sole
 EQUITY RESIDENTIAL PROPS             PREFERRED      29476L859          4,932           191,800        SH               sole
 Evergreen Res                         CONVERT       299900AA8          1,029         1,000,000       PRN               sole
 Fortis                                CONVERT     FR0000481129         6,210         6,000,000       PRN               sole
 FRANCE TELECOM[_]                     CONVERT       993930KN5          3,328         3,175,000       PRN               sole
 GENL GROWTH PROPERTIES               PREFERRED      370021206          3,173           120,000        SH               sole
 Groupe Danone                         CONVERT       993930XV3          2,953         2,955,000       PRN               sole
 GTECH HOLDINGS                        CONVERT       400518AA4          2,842         2,750,000       PRN               sole
 Hasbro Inc                            CONVERT       418056AM9          3,906         4,000,000       PRN               sole
 Hellenic Telecom                      CONVERT     XS0132171223         4,280         4,000,000       PRN               sole
 HOST MARRIOTT FIN TRUST              PREFERRED      441079407         12,196           350,000        SH               sole
 IndyMac                              PREFERRED      456607209          2,446            53,000        SH               sole
 Interpublic Group                     CONVERT       460690AP5          5,935         7,000,000       PRN               sole
 Intl Power                            CONVERT       999876NZ4          4,112         4,000,000       PRN               sole
 INVITROGEN                            CONVERT       46185RAC4          4,819         5,000,000       PRN               sole
 KOHLS CORPORATION                     CONVERT       500255AJ3          3,233         5,000,000       PRN               sole
 Koninklijke Ahol                      CONVERT     XS0111182597         4,553         4,000,000       PRN               sole


--------------------------------------------------------------------------------
                  Name of Issuer       Other Managers       Sole Voting Auth
--------------------------------------------------------------------------------
 Advanced Energy                             N/A                4,000,000
 Agilent Technologies                        N/A                6,350,000
 Amer Intl Group                             N/A                5,000,000
 ANADIGICS                                   N/A                1,000,000
 APARTMENT INVT & MGMT CO                    N/A                   28,400
 ARCHSTONE COMMUNITIES TR                    N/A                  341,000
 ASM LIHOGRAPHY                              N/A                1,450,000
 ASML                                        N/A                      100
 ASML HOLDING                                N/A                3,000,000
 AVAYA                                       N/A                2,500,000
 AVENTIS                                     N/A                4,000,000
 BCP Finance Bank                            N/A                6,000,000
 BELGELEC FIN SA                             N/A                4,258,056
 BEST BUY COMPANY                            N/A                6,700,000
 BP Finance                                  N/A                1,500,000
 Brocade                                     N/A                3,750,000
 CALPINE CAPITAL TRUST                       N/A                  163,795
 Calpine Corp                                N/A                3,000,000
 CENDANT                                     N/A                2,000,000
 Chesapeake                                  N/A                   37,000
 CIENA CORP                                  N/A                4,000,000
 COMCAST CORP                                N/A                5,000,000
 Corning                                     N/A                5,000,000
 CUMMINS                                     N/A                   12,500
 Deutche Bank Alliance                       N/A                8,000,000
 E.On                                        N/A                6,500,000
 ECHOSTAR COMMUNICATIONS                     N/A                6,000,000
 ELIOR                                       N/A                  378,675
 ENRON CORP                                  N/A                1,000,000
 EQUITY RESIDENTIAL PROPS                    N/A                  714,400
 EQUITY RESIDENTIAL PROPS                    N/A                  191,800
 Evergreen Res                               N/A                1,000,000
 Fortis                                      N/A                6,000,000
 FRANCE TELECOM~[_]                          N/A                3,175,000
 GENL GROWTH PROPERTIES                      N/A                  120,000
 Groupe Danone                               N/A                2,955,000
 GTECH HOLDINGS                              N/A                2,750,000
 Hasbro Inc                                  N/A                4,000,000
 Hellenic Telecom                            N/A                4,000,000
 HOST MARRIOTT FIN TRUST                     N/A                  350,000
 IndyMac                                     N/A                   53,000
 Interpublic Group                           N/A                7,000,000
 Intl Power                                  N/A                4,000,000
 INVITROGEN                                  N/A                5,000,000
 KOHLS CORPORATION                           N/A                5,000,000
 Koninklijke Ahol                            N/A                4,000,000

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

------------------------------------------------------------------------------------------------------------------------------------
              Name of Issuer    Title or Class    Cusip     Value (000)   Shares/Prin Amnt Shr/Put/Call Investment Discretion
------------------------------------------------------------------------------------------------------------------------------------
 KOREA TELECOM                      CONVERT      50063PAD5        3,634          3,500,000     PRN              sole
 L-3 Com                            CONVERT      502424AB0        3,902          3,000,000     PRN              sole
 L-3 Communications                 CONVERT      502424AC8        2,584          2,500,000     PRN              sole
 LaFarge SA                         CONVERT    FR0000181216       5,428          5,219,700     PRN              sole
 LAM RESEARCH CORP                  CONVERT      512807AD0          892          1,000,000     PRN              sole
 LENNAR CORP                        CONVERT      526057AF1        1,952          5,000,000     PRN              sole
 LEVEL 3 COMMUNICATIONS             CONVERT      52729NAG5          860          3,000,000     PRN              sole
 Medtronic Inc.                     CONVERT      585055AA4       15,950         15,000,000     PRN              sole
 NEW PLAN EXCEL REALTY TR          PREFERRED     648053205          968             36,000      SH              sole
 Nortel Networks Corp.              CONVERT      656568AA0        7,758          8,000,000     PRN              sole
 NORTHROP GRUMMAN CORP             PREFERRED     666807300        5,688             45,000      SH              sole
 NTL COMMUNICATIONS CORP            CONVERT      62941AAB5          352          1,000,000     PRN              sole
 ORION POWER HOLDINGS               CONVERT      686286AD7        5,803          5,850,000     PRN              sole
 Parmalat                           CONVERT    XS0124248922       4,060          4,000,000     PRN              sole
 PMC-SIERRA                         CONVERT      69344FAA4        2,171          2,500,000     PRN              sole
 POGO TRUST I                      PREFERRED     73044P208        9,863            166,700      SH              sole
 PRIMUS TELECOMM GROUP              CONVERT      741929AL7          397          3,630,000     PRN              sole
 PROVIDIAN FINANCIAL CORP           CONVERT      74406AAB8        1,442          8,000,000     PRN              sole
 Quest Diagnostics                  CONVERT      74834LAF7        3,190          3,000,000     PRN              sole
 REINSURANCE GROUP                 PREFERRED     759351307          499             10,000      SH              sole
 Roche                              CONVERT    USU75000AG15       3,016          6,000,000     PRN              sole
 ROCHE HOLDING AG                   CONVERT      771196AC6          582          1,000,000     PRN              sole
 SL GREEN REALTY CORP              PREFERRED     78440X200        4,962            150,000      SH              sole
 Soitec                             CONVERT    FR0000182537       3,114          2,856,000     PRN              sole
 SOUTH AFRICAN BREWERIES            CONVERT    XS0132698407       5,052          5,000,000     PRN              sole
 St Microelectronics                CONVERT      999999999            0                100     PRN              sole
 STANDARD CHARTERED                 CONVERT    XS0108972117       2,156          2,000,000     PRN              sole
 STARWOOD HOTELS RESORTS            CONVERT      85590AAB0       10,856         22,500,000     PRN              sole
 STMICROELECTRONICS                 CONVERT    FR0000484081       3,443          5,000,000     PRN              sole
 SUEZ/VINCI                         CONVERT      993960MJ9        2,001          1,921,500     PRN              sole
 Swiss Re America Holding Corp      CONVERT    XS0138468045       4,952          5,000,000     PRN              sole
 TECH DATA                          CONVERT      878237AB2        2,935          3,000,000     PRN              sole
 TELEFONOS DE MEXICO,S.A.           CONVERT      879403AD5        6,340          5,000,000     PRN              sole
 UNITED MICRO ELECTRONICS           CONVERT      910873AC2        3,115          2,800,000     PRN              sole
 UNITEDGLOBALCOM                   PREFERRED     913247201          477             52,000      SH              sole
 US CELLULAR CORP                   CONVERT      911684AA6        9,122         19,879,000     PRN              sole
 Vinci/Vinci                        CONVERT      993980CQ2        3,667          3,600,000     PRN              sole
 Vivendi Universal                  CONVERT    FR0000485732       2,410          2,353,390     PRN              sole
 VNU                                CONVERT    XS0129154976       4,538          5,000,000     PRN              sole
 VNU NV                             CONVERT    XS0129155601         908          1,000,000     PRN              sole
 VORNADO REALTY TRUST              PREFERRED     929042208       43,957            761,200      SH              sole
 WASHINGTON MUT CAP TR I           PREFERRED     93933U308        3,611             75,000      SH              sole
 WPP GROUP                          CONVERT      987425AC9        2,213          2,318,000     PRN              sole


--------------------------------------------------------------------------------
              Name of Issuer              Other Managers       Sole Voting Auth
--------------------------------------------------------------------------------
 KOREA TELECOM                                N/A                    3,500,000
 L-3 Com                                      N/A                    3,000,000
 L-3 Communications                           N/A                    2,500,000
 LaFarge SA                                   N/A                    5,219,700
 LAM RESEARCH CORP                            N/A                    1,000,000
 LENNAR CORP                                  N/A                    5,000,000
 LEVEL 3 COMMUNICATIONS                       N/A                    3,000,000
 Medtronic Inc.                               N/A                   15,000,000
 NEW PLAN EXCEL REALTY TR                     N/A                       36,000
 Nortel Networks Corp.                        N/A                    8,000,000
 NORTHROP GRUMMAN CORP                        N/A                       45,000
 NTL COMMUNICATIONS CORP                      N/A                    1,000,000
 ORION POWER HOLDINGS                         N/A                    5,850,000
 Parmalat                                     N/A                    4,000,000
 PMC-SIERRA                                   N/A                    2,500,000
 POGO TRUST I                                 N/A                      166,700
 PRIMUS TELECOMM GROUP                        N/A                    3,630,000
 PROVIDIAN FINANCIAL CORP                     N/A                    8,000,000
 Quest Diagnostics                            N/A                    3,000,000
 REINSURANCE GROUP                            N/A                       10,000
 Roche                                        N/A                    6,000,000
 ROCHE HOLDING AG                             N/A                    1,000,000
 SL GREEN REALTY CORP                         N/A                      150,000
 Soitec                                       N/A                    2,856,000
 SOUTH AFRICAN BREWERIES                      N/A                    5,000,000
 St Microelectronics                          N/A                          100
 STANDARD CHARTERED                           N/A                    2,000,000
 STARWOOD HOTELS RESORTS                      N/A                   22,500,000
 STMICROELECTRONICS                           N/A                    5,000,000
 SUEZ/VINCI                                   N/A                    1,921,500
 Swiss Re America Holding Corp                N/A                    5,000,000
 TECH DATA                                    N/A                    3,000,000
 TELEFONOS DE MEXICO,S.A.                     N/A                    5,000,000
 UNITED MICRO ELECTRONICS                     N/A                    2,800,000
 UNITEDGLOBALCOM                              N/A                       52,000
 US CELLULAR CORP                             N/A                   19,879,000
 Vinci/Vinci                                  N/A                    3,600,000
 Vivendi Universal                            N/A                    2,353,390
 VNU                                          N/A                    5,000,000
 VNU NV                                       N/A                    1,000,000
 VORNADO REALTY TRUST                         N/A                      761,200
 WASHINGTON MUT CAP TR I                      N/A                       75,000
 WPP GROUP                                    N/A                    2,318,000

                                  Page 2 of 2